Fair Value of Financial Instruments (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments
Fair value inputs
	Fair Value Measurements as of March 31, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,079,400	$-	$-	$1,079,400
Investment securities	3,241,900	137,100	-	3,379,000

Total	$4,321,300	$137,100	$-	$4,458,400

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200
	Fair Value Measurements as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$2,971,100	$-	$-	$2,971,100
Investment securities	5,276,600	1,115,000	-	6,391,600

Total	$8,247,700	$1,115,000	$-	$9,362,700
	Fair Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$9,675,200	$-	$-	$9,675,200
Investment securities	2,920,600	824,000	-	3,744,600

Total	$12,595,800	$824,000	$-	$13,419,800

Liabilities:
Contingent consideration	$-	$-	$160,000	$160,000
	As of December 31,	As of June 30,
	2022	2022	2021
Beginning balance	$-	$160,000	$358,000
Decrease in contingent consideration liability	-	(42,500)	(30,000)
Payments	-	(117,500)	(168,000)
Ending balance	$-	$-	$160,000

Investments in marketable securitites
As of March 31, 2023:	Cost	Fair Value	Unrealized Holding Gain

Equity securities	$118,100	$168,600	$50,500
Mutual funds	3,040,800	3,069,800	29,000
Debt securities	135,000	137,100	2,100
Derivative asset - Foreign currency forward contract	-	3,500	3,500
Total	$3,293,900	3,379,000	$85,100

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt Securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)
As of June 30, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,800	$151,000	$32,200
Mutual funds	5,299,500	5,125,600	(173,900)
Debt Securities	1,114,100	1,115,000	900
Total	$6,532,400	$6,391,600	$(140,800)
As of June 30, 2021:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt Securities	832,700	824,000	(8,700)
Total	$3,687,300	3,744,600	$57,300